Expense Example - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable Emerging Markets Equity Fund
Dec. 30, 2023 USD ($)
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M
Expense Example:
1 year	$ 522
3 years	1,666
5 years	2,935
10 years	5,937
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C
Expense Example:
1 year	328
3 years	1,504
5 years	2,891
10 years	6,007
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I
Expense Example:
1 year	127
3 years	1,210
5 years	2,437
10 years	5,400
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z
Expense Example:
1 year	113
3 years	1,173
5 years	2,382
10 years	5,312
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A
Expense Example:
1 year	719
3 years	1,809
5 years	3,029
10 years	$ 5,930